Acquisitions - BP-Husky, Summary of Goodwill (Details) $ in Millions, $ in Millions	Sep. 30, 2023 CAD ($)	Feb. 28, 2023 CAD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Goodwill	$ 2,923			$ 2,923
BP-Husky Refining LLC
Disclosure of detailed information about business combination [line items]
Total Purchase Consideration		$ 502	$ 369
Fair Value of Pre-Existing 50 Percent Ownership Interest in Toledo		494
Fair Value of Identifiable Net Assets		(996)
Goodwill		$ 0